Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares		Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated from continuing operations	$ 1,079	[1]	$ 19,431	$ 26,735	$ 65,689
Per Series B Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares) | shares	9,007,250		9,007,250	9,194,620	9,239,730
Effect of dilution associated with non-vested shares for share based payment plans (in shares) | shares	6,200		6,200	6,940	6,690
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,013,450		9,013,450	9,201,560	9,246,420
Dividend rights per series (see Note 23.1)	100.00%		100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares) | shares	9,013,450		9,013,450	9,201,560	9,246,420
Basic earnings per share from continuous operations (in pesos per share) | $ / shares			$ 0.91	$ 1.34	$ 1.67
Diluted earnings per share from continuous operations (in pesos per share) | $ / shares			0.91	1.33	1.67
Basic earnings per share from discontinued operations (in pesos per share) | $ / shares			0.08	0.01	1.61
Diluted earnings per share from discontinued operations (in pesos per share) | $ / shares			$ 0.08	$ 0.01	$ 1.61
Allocation of earnings, weighted	46.11%		46.11%	46.11%	46.11%
Net controlling interest income allocated from continuing operations | $			$ 8,234	$ 12,275	$ 15,425
Net controlling interest income allocated from discontinued operations | $			$ 726	$ 53	$ 14,865
Per Series D Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares) | shares	7,688,020		7,688,020	8,437,510	8,617,940
Effect of dilution associated with non-vested shares for share based payment plans (in shares) | shares	24,800		24,800	27,750	26,780
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	7,712,820		7,712,820	8,465,260	8,644,710
Dividend rights per series (see Note 23.1)	125.00%		125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares) | shares	9,641,030		9,641,030	10,581,570	10,805,890
Basic earnings per share from continuous operations (in pesos per share) | $ / shares			$ 1.25	$ 1.70	$ 2.09
Diluted earnings per share from continuous operations (in pesos per share) | $ / shares			1.25	1.69	2.09
Basic earnings per share from discontinued operations (in pesos per share) | $ / shares			0.11	0.01	2.02
Diluted earnings per share from discontinued operations (in pesos per share) | $ / shares			$ 0.11	$ 0.01	$ 2.01
Allocation of earnings, weighted	53.89%		53.89%	53.89%	53.89%
Net controlling interest income allocated from continuing operations | $			$ 9,623	$ 14,345	$ 18,026
Net controlling interest income allocated from discontinued operations | $			$ 848	$ 62	$ 17,373

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4